Financial risk management - financial assets and liabilities by contractual term (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 57,408,633	R$ 43,679,493
Financial liabilities by contractual term	50,391,606	37,826,082
Cash and cash equivalents	4,259,379	1,331,648	R$ 500,446	R$ 2,154,687
Amounts due from financial institutions, net of provisions for expected loss	3,718,506	4,258,856
Compulsory deposits at Central Bank of Brazil	2,664,415	2,854,778
Financial assets	16,868,112	12,448,565
Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	18,569,062	15,334,456
Financial liabilities by contractual term	25,763,944	23,933,985
Financial assets	412,674	666,788
Later than three months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	8,656,997	6,188,509
Financial liabilities by contractual term	8,104,742	1,274,589
Financial assets	290,149	272,489
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,422,658	6,945,519
Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	30,182,574	22,156,528
Financial liabilities by contractual term	16,522,920	12,617,508
Liabilities with financial institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	9,522,469	7,906,897
Liabilities with financial institutions | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	7,913,830	7,906,897
Liabilities with financial institutions | Later than three months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	1,608,639	0
Liabilities with financial institutions | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term		0
Liabilities with customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	32,651,620	23,642,804
Liabilities with customer | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	16,873,560	14,873,030
Liabilities with customer | Later than three months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	2,335,763	849,420
Liabilities with customer | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	13,442,297	7,920,354
Securities issued
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	8,095,042	6,202,165
Securities issued | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	970,976	1,149,070
Securities issued | Later than three months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	4,068,815	421,032
Securities issued | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	3,055,251	4,632,063
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	15,063	37,768
Derivatives | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	295	0
Derivatives | Later than three months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	9,686	0
Derivatives | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	5,082	37,768
Long-term borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	107,412	36,448
Long-term borrowings | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	5,283	4,988
Long-term borrowings | Later than three months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	81,839	4,137
Long-term borrowings | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	20,290	27,323
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,259,379	1,331,648
Cash and cash equivalents | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,259,379	1,331,648
Amounts due from financial institution
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	3,718,506	4,258,856
Amounts due from financial institution | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	3,718,506	4,258,856
Amounts due from financial institution | Later than three months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	0
Amounts due from financial institution | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	0
Compulsory deposits at Banco Central do Brasil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,664,415	2,854,778
Compulsory deposits at Banco Central do Brasil | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,664,415	2,854,778
Securities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	16,868,112	12,448,565
Securities [Member] | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	412,674	666,788
Securities [Member] | Later than three months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	290,149	272,489
Securities [Member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	16,165,289	11,509,288
Derivative financial instruments [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,238
Derivative financial instruments [Member] | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,238
Loans and advances to customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	29,784,301	22,698,328
Loans and advances to customers | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	7,509,850	6,222,386
Loans and advances to customers | Later than three months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	8,366,848	5,916,020
Loans and advances to customers | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	13,907,603	10,559,922
Other assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	109,682	87,318
Other assets [member] | Not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	0	0
Other assets [member] | Later than three months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	0	0
Other assets [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 109,682	R$ 87,318